Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax Credit Carryforward [Line Items]
Unrecognized tax positions that if recognized would impact the effective tax rate	$ 215	$ 206	$ 276
Accrued interest and penalties included in uncertain tax positions	39
Interest and penalties recorded on uncertain tax positions	12	$ (13)	$ (11)
Net operating loss carryforwards	142
Base year reserves included in retained earnings of acquired thrift institutions for which no deferred federal income tax liability has been recognized	102
Federal
Tax Credit Carryforward [Line Items]
Credit carryforwards	$ 1,300